Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
The following table presents the aggregate contractual, or notional, amounts of derivative financial instruments entered into in connection with our trading and asset-and-liability management activities as of the dates indicated:

	December 31,
(In millions)	2018	2017
Derivatives not designated as hedging instruments:
Interest rate contracts:
Futures	$2,348	$2,392
Foreign exchange contracts:
Forward, swap and spot	2,238,819	1,679,976
Options purchased	578	350
Options written	576	302
Futures	49	50
Commodity and equity contracts:
Commodity(1)	—	16
Equity(1)	—	50
Other:
Stable value contracts(2)	26,634	26,653
Deferred value awards(3)	434	473
Derivatives designated as hedging instruments:
Interest rate contracts:
Swap agreements	10,596	11,047
Foreign exchange contracts:
Forward and swap	3,412	28,913

(1) Primarily composed of positions held by a consolidated sponsored investment fund.
(2) The notional value of the stable value contracts generally represents our maximum exposure. However, exposure to various stable value contracts is contractually limited to substantially lower amounts than the notional values, which represent the total assets of the stable value funds.
(3) Represents grants of deferred value awards to employees; refer to discussion in this note under "Derivatives Not Designated as Hedging Instruments."

Schedule of Derivative Assets at Fair Value
The following tables present the fair value of derivative financial instruments, excluding the impact of master netting agreements, recorded in our consolidated statement of condition as of the dates indicated. The impact of master netting agreements is provided in Note 11.

	December 31,		December 31,
	2018	2017	2018	2017
(In millions)	Derivative Assets(1)		Derivative Liabilities(2)
Derivatives not designated as hedging instruments:
Foreign exchange contracts	$16,369	$11,477	$16,434	$11,361
Other derivative contracts	—	1	214	284
Total	$16,369	$11,478	$16,648	$11,645

Derivatives designated as hedging instruments:
Foreign exchange contracts	$17	$120	$88	$107
Interest rate contracts	13	8	71	100
Total	$30	$128	$159	$207

(1) Derivative assets are included within other assets in our consolidated statement of condition.
(2) Derivative liabilities are included within other liabilities in our consolidated statement of condition.

Schedule of Derivative Liabilities at Fair Value
The following tables present the fair value of derivative financial instruments, excluding the impact of master netting agreements, recorded in our consolidated statement of condition as of the dates indicated. The impact of master netting agreements is provided in Note 11.

	December 31,		December 31,
	2018	2017	2018	2017
(In millions)	Derivative Assets(1)		Derivative Liabilities(2)
Derivatives not designated as hedging instruments:
Foreign exchange contracts	$16,369	$11,477	$16,434	$11,361
Other derivative contracts	—	1	214	284
Total	$16,369	$11,478	$16,648	$11,645

Derivatives designated as hedging instruments:
Foreign exchange contracts	$17	$120	$88	$107
Interest rate contracts	13	8	71	100
Total	$30	$128	$159	$207

(1) Derivative assets are included within other assets in our consolidated statement of condition.
(2) Derivative liabilities are included within other liabilities in our consolidated statement of condition.

Impact of Derivative Financial Instruments On Statement of Income
The following tables present the impact of our use of derivative financial instruments on our consolidated statement of income for the periods indicated:

		Years Ended December 31,					Years Ended December 31,
		2018	2017	2016			2018	2017	2016
(In millions)	Location of Gain (Loss) on Derivative in Consolidated Statement of Income	Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income			Hedged Item in Fair Value Hedging Relationship	Location of Gain (Loss) on Hedged Item in Consolidated Statement of Income	Amount of Gain (Loss) on Hedged Item Recognized in Consolidated Statement of Income
Derivatives designated as fair value hedges:
Foreign exchange contracts	Processing fees and other revenue	$(74)	$18	$(6)	Investment securities	Processing fees and other revenue	$74	$(18)	$6
Foreign exchange contracts	Processing fees and other revenue	(328)	626	221	FX deposit	Processing fees and other revenue	328	(626)	(221)
Interest rate contracts(1)	Net interest income	31	—	—	Available-for-sale securities(2)	Net interest income	(32)	—	—
Interest rate contracts(1)	Net interest income	(58)	—	—	Long-term debt	Net interest income	49	—	—
Interest rate contracts(1)	Processing fees and other revenue	—	39	43	Available-for-sale securities(2)	Processing fees and other revenue	—	(37)	(40)
Interest rate contracts(1)	Processing fees and other revenue	—	(38)	(98)	Long-term debt	Processing fees and other revenue	—	39	100
Total		$(429)	$645	$160			$419	$(642)	$(155)

(1) As of January 1, 2018, we prospectively changed the presentation of gains (losses) on hedging instruments and hedge items designated as fair value hedges of interest rate risk, and any resulting hedge ineffectiveness, from processing fees and other revenue to NII.
(2) In 2018, 2017 and 2016, $24 million, $22 million and $23 million, respectively, of net unrealized gains on AFS investment securities designated in fair value hedges were recognized in OCI.

	Years Ended December 31,				Years Ended December 31,
	2018	2017	2016		2018	2017	2016
(In millions)	Amount of Gain or (Loss) Recognized in Other Comprehensive Income on Derivative			Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
Derivatives designated as cash flow hedges:
Interest rate contracts	$(12)	$(14)	$—	Net interest income	$(1)	$2	$—
Foreign exchange contracts	(12)	(104)	(39)	Net interest income	27	24	24
Total	$(24)	$(118)	$(39)		$26	$26	$24

Derivatives designated as net investment hedges:
Foreign exchange contracts	$81	$(160)	$109	Gains (losses) related to investment securities, net	$—	$—	$—
Total	$81	$(160)	$109		$—	$—	$—
The following tables present the impact of our use of derivative financial instruments on our consolidated statement of income for the periods indicated:

		Years Ended December 31,
		2018	2017	2016
(In millions)	Location of Gain (Loss) on Derivative in Consolidated Statement of Income	Amount of Gain (Loss) on Derivative Recognized in Consolidated Statement of Income
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Foreign exchange trading services revenue	$723	$632	$662
Foreign exchange contracts	Interest expense(1)	(41)	—	—
Foreign exchange contracts	Processing fees and other revenue	—	(23)	—
Interest rate contracts	Foreign exchange trading services revenue	(6)	8	(7)
Interest rate contracts	Processing fees and other revenue(1)	(1)	—	1
Credit derivative contracts	Foreign exchange trading services revenue	—	—	(1)
Other derivative contracts	Foreign exchange trading services revenue	5	—	(2)
Other derivative contracts	Compensation and employee benefits	(171)	(143)	(448)
Total		$509	$474	$205

(1) 2018 includes approximately $15 million of swap costs related to the first quarter of 2018 that were reclassified from Processing fees and other revenues to NII.

Schedule of Outstanding Hedges: (Notional Amount)
The following table shows the carrying amount and associated cumulative basis adjustments related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships:

December 31, 2018	Hedged Items Currently Designated		Hedged Items No Longer Designated(1)
(In millions)	Carrying Amount of Assets (Liabilities)(2)	Cumulative Hedge Accounting Basis Adjustments	Carrying Amount of Assets (Liabilities)	Cumulative Hedge Accounting Basis Adjustments
Long-term debt	$8,270	$(137)	$1,197	$(20)
Available-for-sale securities	1,496	72	50	1
Total	$9,766	$(65)	$1,247	$(19)

December 31, 2017	Hedged Items Currently Designated		Hedged Items No Longer Designated(1)
(In millions)	Carrying Amount of Assets (Liabilities)(2)	Cumulative Hedge Accounting Basis Adjustments	Carrying Amount of Assets (Liabilities)	Cumulative Hedge Accounting Basis Adjustments
Long-term debt	$8,465	$(95)	$1,400	$8
Available-for-sale securities	1,926	106	894	1
Total	$10,391	$11	$2,294	$9

(1) Represents hedged items no longer designated in qualifying fair value hedging relationships for which an associated basis adjustment exists at the balance sheet date.
(2) Does not include the carrying amount of hedged items when only foreign currency risk is the designated hedged risk. The carrying amount excluded for investment securities was $458 million and $763 million for December 31, 2018 and 2017, respectively. The carrying amount of assets (liabilities) excludes deposits of zero and $13.2 billion for December 31, 2018 and 2017, respectively.